Non-Controlling Interest In Versus LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Non-Controlling Interest In Versus LLC [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC

7.      NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

During 2019, the Company increased its ownership by 25.2% in a series of transactions through the issuance of common shares and warrants.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 715 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against additional-paid-in-capital. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of and for the six months ended June 30, 2024 and 2023.

	June 30, 2024	June 30, 2023
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	1,139,890	1,010,211
Non-current	878	2,046,995
	1,140,768	3,057,206

Liabilities
Current	10,955	140,523
Non-current	45,927,621	42,485,061
	45,938,576	42,625,584
Net liabilities	(44,797,808)	(39,568,378)
Non-controlling interest	(7,717,036)	(6,784,717)
Net loss	(3,001,425)	(2,218,719)
Net loss attributed to non-controlling interest	(329,489)	(401,588)

8.      NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

During 2019, the Company increased its ownership by 25.2% in a series of transactions through the issuance of common shares and warrants.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 715 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against additional-paid-in-capital. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2023 and December 31, 2022.

	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	2,996,250	1,011,636
Non-current	1,935	2,822,122
	2,998,185	3,843,758

Liabilities
Current	175,051	518,701
Non-current	45,960,372	39,774,321
	46,135,423	40,293,022
Net liabilities	(43,137,238)	(36,449,264)
Non-controlling interest	(7,387,547)	(6,402,387)
Net loss	(10,418,840)	(22,318,222)
Net loss attributed to non-controlling interest	(985,160)	(2,146,185)